Not FDIC Insured May Lose Value No Bank Guarantee
CAT-Q3PH
See Notes to Schedule of Investments.

Schedule of Investments
(unaudited)
Franklin California Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 17

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin California Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
California 96.3%
ABAG Finance Authority for Nonprofit Corp. ,
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/23 ........................................................ $ 1,000,000 $ 1,000,000
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,001,786
Align Affordable Housing Bond Fund LP ,
a
Breezewood 2019 LP, Revenue, 144A, 2020-3 TR, A, 2.625%, 8/01/25 .......... 14,300,000 13,663,018
Parkwood Apartments, 2021-1, 2.25%, 8/01/31 ........................... 11,250,000 10,378,012
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 430,851
b
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 13,200,000 13,172,889
Revenue, 2021 B-1, Mandatory Put, 4%, 8/01/31 .......................... 9,150,000 9,036,169
Revenue, 2021 B-2, Mandatory Put, 4.42%, 8/01/31 ........................ 25,000,000 23,368,135
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 20,000,000 19,987,584
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,827,155
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 624,218
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,143,002
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,639,529
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,349,603
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,795,000 3,104,816
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 345,707
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 403,635
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 616,469
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 656,726
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 609,549
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 591,321
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 601,718
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 272,336
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,178,997
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 346,981
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 332,112
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 269,663
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 427,758
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 468,149
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 249,084
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 276,050
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 330,200
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 371,498
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/32 ................ 275,000 300,817
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/33 ................ 545,000 593,114
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/34 ................ 995,000 1,075,854
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/35 ................ 1,045,000 1,119,330
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/36 ................ 595,000 631,484
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/37 ................ 1,150,000 1,096,866
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/38 ................ 1,195,000 1,127,466
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/29 ............. 1,020,000 1,101,617
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/32 ............. 1,235,000 1,327,366
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/33 ............. 1,000,000 1,071,881

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/34 ............. $ 1,750,000 $ 1,871,618
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/35 ............. 1,500,000 1,597,778
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/36 ............. 2,000,000 2,119,666
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/37 ............. 2,000,000 2,110,018
University of San Francisco, Revenue, 2018 A, 5%, 10/01/37 ................. 1,365,000 1,471,518
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. 230,000 234,388
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 562,433
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 650,851
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 267,691
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 472,472
California Health Facilities Financing Authority ,
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6%, 2/01/24 ... 2,000,000 2,005,161
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,204,132
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016 A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 3,788,373
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,147,605
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/37 ........................................................ 2,530,000 2,643,740
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,283,382
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 2,669,279
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,354,555
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,299,014
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,043,595
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,214,522 5,238,735
Lakeside Drive Senior Housing LP, Revenue, 2019 N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,378,129 8,349,941
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 A,
5%, 11/01/30 ................................................... 7,260,000 8,732,045
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,343,390
Infrastructure State Revolving Fund (The), Revenue, 2015 A, Pre-Refunded, 5%,
10/01/32 ....................................................... 2,915,000 3,104,805
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,729,115
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 5,800,000 4,859,164
Revenue, 2022 A-2, 6.25%, 12/01/32 ................................... 3,105,000 2,767,740
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 550,843
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,436,044
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/30 ............... 1,165,000 1,236,508
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,134,196
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,051,008
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,108,510
California Institute of the Arts, Revenue, 2021, 4%, 10/01/32 ................. 120,000 121,185
California Institute of the Arts, Revenue, 2021, 4%, 10/01/33 ................. 120,000 120,544
California Institute of the Arts, Revenue, 2021, 4%, 10/01/34 ................. 155,000 154,648
California Institute of the Arts, Revenue, 2021, 4%, 10/01/35 ................. 160,000 157,598
California Institute of the Arts, Revenue, 2021, 4%, 10/01/36 ................. 185,000 179,585
California Institute of the Arts, Revenue, 2021, 4%, 10/01/37 ................. 170,000 162,614
Caritas Corp. (The), Revenue, 2021 B, Refunding, 3%, 8/15/31 ............... 115,000 108,828

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/41 ............... $ 590,000 $ 557,453
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 540,000 465,890
a
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 8,125,000 7,527,861
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/30 ........................ 3,635,000 3,835,612
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,047,501
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,430,000 1,481,197
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/36 ........................ 1,260,000 1,299,998
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,500,000 1,535,526
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/26 ............................................ 2,010,000 2,102,925
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/28 ............................................ 1,500,000 1,569,347
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,062,735
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,114,539
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/29 ............................................ 6,270,000 6,727,756
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/30 ............................................ 4,680,000 5,018,577
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/32 ............................................ 3,300,000 3,527,573
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/33 ............................................ 7,440,000 7,935,671
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,316,978
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,414,474
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,092,564
Concordia University Irvine, Revenue, 2021, 4%, 1/01/24 .................... 300,000 300,376
Concordia University Irvine, Revenue, 2021, 4%, 1/01/25 .................... 300,000 300,975
Concordia University Irvine, Revenue, 2021, 4%, 1/01/26 .................... 250,000 251,759
Concordia University Irvine, Revenue, 2021, 4%, 1/01/27 .................... 350,000 353,595
Concordia University Irvine, Revenue, 2021, 4%, 1/01/28 .................... 250,000 253,137
Concordia University Irvine, Revenue, 2021, 4%, 1/01/29 .................... 350,000 354,529
Concordia University Irvine, Revenue, 2021, 4%, 1/01/30 .................... 400,000 404,427
Concordia University Irvine, Revenue, 2021, 4%, 1/01/31 .................... 350,000 352,939
Concordia University Irvine, Revenue, 2021, 4%, 1/01/32 .................... 250,000 251,112
Concordia University Irvine, Revenue, 2021, 4%, 1/01/33 .................... 300,000 300,701
Concordia University Irvine, Revenue, 2021, 4%, 1/01/34 .................... 300,000 299,501
Concordia University Irvine, Revenue, 2021, 4%, 1/01/35 .................... 400,000 395,356
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/26 .... 105,000 105,753
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/27 .... 110,000 110,759
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/28 .... 115,000 115,664
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/29 .... 240,000 240,926
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/30 .... 125,000 117,310
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/31 .... 265,000 246,097
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/32 .... 280,000 257,211
Congregational Homes, Inc. Obligated Group, Revenue, 2022 B-1, 2.75%, 11/15/27 525,000 476,239
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,156,705
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A, 4.375%, 12/01/32 ............ 15,000,000 13,426,790
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A-2, 6.75%, 12/01/32 ............ 930,000 851,213
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 995,000 1,047,450
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,587,318

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... $ 1,000,000 $ 1,027,978
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 7,006,615
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018, 5%, 6/30/25 . 1,000,000 1,032,491
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/34 3,000,000 3,136,710
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/35 5,500,000 5,715,119
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/36 10,570,000 10,918,334
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 2,930,000 3,014,326
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 7,600,000 7,812,011
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,034,039
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 944,365
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,366,262
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,470,528
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,057,346
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,410,920
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,316,077
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,620,000 4,701,263
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,404,442
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/27 ....................................................... 100,000 107,510
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/28 ....................................................... 250,000 271,632
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/29 ....................................................... 250,000 274,966
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/30 ....................................................... 210,000 233,579
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/31 ....................................................... 435,000 488,854
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/33 ....................................................... 1,200,000 1,354,884
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/34 ....................................................... 1,430,000 1,637,712
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/35 ....................................................... 1,200,000 1,360,500
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/36 ....................................................... 1,550,000 1,739,727
Pilgrim Place in Claremont, Revenue, 2016 A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 3,035,532
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,440,000 3,486,116
System Management Group, Revenue, 2019 A, 5%, 4/01/35 ................. 1,780,000 1,968,184
System Management Group, Revenue, 2019 A, 5%, 4/01/37 ................. 2,945,000 3,188,366
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/31 ............. 1,000,000 1,087,048
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/32 ............. 1,000,000 1,086,014
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/33 ............. 1,010,000 1,095,254
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/35 ............. 1,440,000 1,547,150
a
California Pollution Control Financing Authority ,
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 4,350,000 4,581,861
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/26 ....... 2,680,000 2,779,550
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/27 ....... 4,170,000 4,375,757
California Public Finance Authority ,
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/23 ....................................................... 285,000 286,292
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/24 ....................................................... 380,000 383,403

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/25 ....................................................... $ 400,000 $ 406,354
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/26 ....................................................... 420,000 429,415
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/27 ....................................................... 400,000 410,645
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/28 ....................................................... 360,000 370,647
b
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 B, Mandatory Put,
4%, 10/15/31 ................................................... 690,000 681,449
a
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 4%, 10/01/27 ......................... 570,000 577,052
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/32 ......................... 755,000 822,777
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/32 .... 640,000 679,863
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 312,931
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 337,449
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding, 5%,
8/01/32 ........................................................ 750,000 793,575
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding,
5.375%, 8/01/42 ................................................. 1,500,000 1,575,706
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 101,809
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 108,187
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 115,096
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 105,995
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 107,214
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 108,282
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 109,056
California State Public Works Board ,
Revenue, 2021 A, Refunding, 5%, 2/01/31 ............................... 2,175,000 2,606,491
State of California Department of Corrections & Rehabilitation, Revenue, 2014 A, 5%,
9/01/26 ........................................................ 10,000,000 10,356,783
State of California Department of Corrections & Rehabilitation, Revenue, 2014 D,
5%, 9/01/26 .................................................... 6,835,000 7,078,861
California State University ,
Revenue, 2016 A, Refunding, 5%, 11/01/29 .............................. 16,000,000 17,325,885
Revenue, 2016 A, Refunding, 5%, 11/01/30 .............................. 5,000,000 5,409,095
California Statewide Communities Development Authority ,
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 858,218
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 820,312
Special Tax, 2023 A, 5%, 9/01/36 ...................................... 460,000 480,231
Special Tax, 2023 A, 5%, 9/01/43 ...................................... 215,000 218,634
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 4.5%, 5/15/25 ......... 615,000 608,146
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.125%, 9/01/42 ............................................ 500,000 512,951
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/23 .................................................... 400,000 400,000
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/24 .................................................... 400,000 406,857
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/25 .................................................... 615,000 634,311
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/26 .................................................... 400,000 418,105
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/27 .................................................... 670,000 709,417
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/28 .................................................... 425,000 454,695

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/29 .................................................... $ 725,000 $ 783,962
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/30 .................................................... 450,000 490,458
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/31 .................................................... 450,000 495,891
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/32 .................................................... 1,470,000 1,619,552
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/33 .................................................... 1,520,000 1,666,350
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/34 .................................................... 1,565,000 1,710,970
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 9,640,896
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... 1,000,000 1,036,408
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... 1,250,000 1,295,510
Poway RHF Housing, Inc., Revenue, 2013 A, Pre-Refunded, California Mortgage
Insured, 5%, 11/15/28 ............................................. 500,000 507,431
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5%, 11/15/28 ..................................... 1,000,000 1,015,169
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,443,627
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,042,632
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,117,372
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 115,391
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 143,032
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 284,126
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 396,288
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 450,952
City & County of San Francisco , GO , 2021 B-1 , 4% , 6/15/37 ...................
2,000,000 2,101,085
City of Chino ,
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
5%, 9/01/30 .................................................... 1,280,000 1,400,784
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.5%, 9/01/31 ................................................... 725,000 766,332
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.625%, 9/01/32 ................................................. 755,000 808,653
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.75%, 9/01/34 .................................................. 1,620,000 1,733,489
City of Chula Vista , Community Facilities District No. 06-I Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 2,000,000 1,810,789
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,208,958
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,624,097
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,001,564
City of Corona , Community Facilities District No. 2018-1 Improvement Area No. 1 ,
Special Tax , 2020 , 4% , 9/01/40 ....................................... 350,000 323,265
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 4 ,
Special Tax , 2015-1 , 5% , 9/01/37 ...................................... 955,000 997,779
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 255,264

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fontana, (continued)
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... $ 550,000 $ 545,619
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 593,584
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/41 ........... 400,000 372,179
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 521,712
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,040,742
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/46 400,000 360,049
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 350,000 324,651
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 450,000 403,012
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 700,000 610,943
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2019-1 , 5% ,
9/01/37 ......................................................... 1,215,000 1,262,782
City of Long Beach ,
Harbor, Revenue, 2019 A, 5%, 5/15/38 .................................. 2,000,000 2,221,085
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,329,504
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,291,652
City of Los Angeles ,
Revenue, 2018 C, 5%, 5/15/35 ........................................ 5,800,000 6,146,482
Department of Airports, Revenue, 2017 A, 5%, 5/15/31 ...................... 2,815,000 2,998,986
Department of Airports, Revenue, 2018 B, Refunding, 5%, 5/15/32 ............. 3,325,000 3,614,613
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 2,900,000 3,184,737
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 2,928,939
Department of Airports, Revenue, 2019 D, 5%, 5/15/36 ..................... 2,500,000 2,672,389
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 5,715,000 6,104,973
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 4,500,000 4,777,692
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 3,775,605
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,526,405
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 2,115,000 2,439,217
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 8,339,427
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 5,485,000 6,087,570
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/28 ............. 300,000 327,312
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/29 ............. 250,000 275,865
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/36 .......... 1,325,000 1,530,100
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/37 .......... 9,960,000 11,405,799
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/38 .......... 1,080,000 1,231,070
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/40 .......... 580,000 654,257
Wastewater System, Revenue, 2013 A, Refunding, 5%, 6/01/27 ............... 9,145,000 9,179,414
City of Newport Beach ,
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2%, 9/02/34 . 230,000 178,791
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/35 ........................................................ 235,000 179,239
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/36 ........................................................ 240,000 177,093
City of Ontario , Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 .
350,000 371,493
City of Palm Desert ,
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/26 ............................................ 670,000 680,517
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/31 ............................................ 800,000 816,354
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/37 ............................................ 1,200,000 1,170,034
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/28 ............................ 895,000 904,436

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Palo Alto, (continued)
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/29 ............................ $ 1,155,000 $ 1,167,060
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 .............
1,480,000 1,655,537
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... 230,000 241,385
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 206,581
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... 175,000 179,154
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/28 ......................... 3,870,000 4,115,947
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/29 ......................... 4,670,000 4,966,630
Water, Revenue, 2019 A, Refunding, 5%, 10/01/37 ......................... 7,295,000 8,098,599
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 643,689
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,277,999
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,627,293
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,089,958
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 1,875,991
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,632,283
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,185,885
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/37 .................... 2,250,000 2,426,249
City of San Francisco , Public Utilities Commission Water , Revenue , 2015 A , Refunding ,
5% , 11/01/28 ..................................................... 5,000,000 5,274,213
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 4/01/26 ........................... 1,265,000 1,333,683
Electric System, Revenue, 2021 A, 5%, 10/01/26 .......................... 1,670,000 1,776,319
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,171,244
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/23 .................. 580,000 583,306
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/24 .................. 700,000 716,232
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/25 .................. 500,000 520,867
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/26 .................. 605,000 641,597
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/30 .................. 1,105,000 1,233,943
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,593,462
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 1,500,000 1,176,476
Compton Community Redevelopment Agency ,
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/37 4,090,000 4,603,370
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/42 3,115,000 3,444,862
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,528,862
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 4,957,141
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,060,012
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,111,412
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 50,000 50,467
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 175,000 173,245
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 368,776
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 115,000 110,709
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 7,662,627

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
a
CSCDA Community Improvement Authority, (continued)
Oceanaire Apartments, Revenue, 144A, 2021 A-1, 3.2%, 9/01/46 .............. $ 7,500,000 $ 5,409,507
Towne at Glendale Apartments, Revenue, 144A, 2022 B, 5%, 9/01/37 .......... 13,100,000 12,428,401
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,511,727
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 1,924,076
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,117,371
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,511,843
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/25 ............... 2,845,000 3,006,995
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/26 ............... 3,650,000 3,968,407
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,672,431
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,168,058
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/29 ................... 5,000,000 5,297,944
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 433,907
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 365,264
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 837,166
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 800,398
Revenue, 2016 C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 2,693,247
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,206,813
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 23,849,689 20,854,225
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,331,356
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 2,668,280
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,475,097
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 3,888,427
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,816,920
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. 19,895,000 21,237,654
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/26 ..................... 305,000 317,750
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 370,198
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 343,316
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 391,039
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 439,401
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 521,245
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 311,932
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 461,087
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/27 .... 1,000,000 1,009,689
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/28 .... 1,040,000 1,050,076
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 10,287,388
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/33 ................... 1,000,000 1,141,988
Electric System, Revenue, 2019, Refunding, 5%, 11/01/34 ................... 1,100,000 1,243,821
Electric System, Revenue, 2019, Refunding, 5%, 11/01/35 ................... 1,520,000 1,706,776
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 4,296,409
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 2,010,000 2,112,057
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/41 ............. 1,395,000 1,182,180
Millennium Housing LLC, Revenue, 2022, Refunding, 3.7%, 9/15/32 ............ 965,000 993,423
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/30 ............. 1,575,000 1,631,713
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,735,000 1,776,261

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District, (continued)
Special Tax, 2020 A, 4%, 9/01/28 ...................................... $ 1,130,000 $ 1,159,853
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,900,000 2,087,080
Special Tax, 2020 A, 5%, 9/01/31 ...................................... 1,830,000 2,002,180
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 750,000 816,077
Special Tax, 2020 A, 4%, 9/01/33 ...................................... 2,095,000 2,138,315
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,450,000 1,457,946
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 2,625,000 2,606,770
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 2,695,000 2,639,222
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,890,000 2,773,463
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 203,657
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 229,192
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 190,321
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 200,554
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 195,000 210,514
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 241,748
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 280,341
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 280,000 274,205
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 270,000 261,924
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 302,298
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 331,999
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 2,776,193
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,047,010
Special Tax, 2014 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,031,457
Special Tax, 2014 A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,315,108
Special Tax, 2014 A, Refunding, 5%, 9/01/29 ............................. 530,000 546,375
Special Tax, 2015 A, Refunding, 5%, 9/01/26 ............................. 1,855,000 1,961,483
Special Tax, 2015 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,058,449
Special Tax, 2015 A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,086,740
Special Tax, 2015 A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,226,128
Special Tax, 2015 A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,604,946
Special Tax, 2015 A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,266,438
Special Tax, 2015 A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,667,238
Special Tax, 2015 A, Refunding, 5%, 9/01/33 ............................. 2,635,000 2,806,563
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/32 .................. 700,000 752,765
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/36 .................. 1,175,000 1,220,397
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,186,169
Lake Elsinore Unified School District , Community Facilities District 2007-2 , Special Tax ,
2021 , 4% , 9/01/45 ................................................. 760,000 683,340
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,676,103
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5%, 9/01/27 ............................ 1,385,000 1,396,133
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/29 .......................... 800,000 807,104
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/26 ....................... 6,315,000 6,518,092
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/27 ....................... 6,630,000 6,841,570
Sales Tax, Revenue, 2017 A, 5%, 7/01/39 ............................... 7,520,000 8,140,698
Sales Tax, Revenue, 2021 A, 4%, 6/01/35 ............................... 1,485,000 1,616,520
Los Angeles Department of Water ,
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/40 ................... 7,000,000 7,843,625
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/41 ................... 3,535,000 3,942,689
Los Angeles Department of Water & Power ,
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 10,000,000 10,331,576
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 2,684,589
Power System, Revenue, 2016 B, 5%, 7/01/30 ............................ 3,000,000 3,218,969

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Power System, Revenue, 2016 B, 5%, 7/01/31 ............................ $ 6,700,000 $ 7,186,927
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/34 ................... 23,350,000 25,418,004
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/39 ................... 2,860,000 3,220,591
Water System, Revenue, 2014 A, 5%, 7/01/31 ............................ 4,690,000 4,830,330
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/37 ................... 10,450,000 11,072,125
Water System, Revenue, 2018, Refunding, 5%, 7/01/38 ..................... 4,500,000 4,952,457
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/34 ................... 2,500,000 2,836,133
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/33 ................... 1,410,000 1,674,156
Los Angeles Unified School District ,
GO, 2011 A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 13,412,075
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,290,884
GO, 2016 B, Refunding, 5%, 7/01/30 ................................... 30,000,000 32,653,560
GO, 2020 RYQ, 4%, 7/01/38 ......................................... 5,000,000 5,154,480
Manteca Unified School District , Community Facilities District No. 1989-2 , Special Tax ,
2013 F , AGMC Insured , 5% , 9/01/26 .................................... 1,280,000 1,292,297
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
4,285,000 4,437,291
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/36 ........ 445,000 442,820
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,750,000 1,591,409
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/36 .................................................... 500,000 493,982
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/41 .................................................... 800,000 744,360
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5%, 9/01/37 .................................................... 1,100,000 1,166,670
Menifee Union School District Public Financing Authority ,
Special Tax, 2016 A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,245,702
Special Tax, 2017 A, 5%, 9/01/25 ...................................... 1,405,000 1,460,162
Special Tax, 2017 A, 5%, 9/01/28 ...................................... 1,250,000 1,345,114
Special Tax, 2017 A, 5%, 9/01/30 ...................................... 1,550,000 1,668,960
Metropolitan Water District of Southern California ,
Revenue, 2014 E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,145,145
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 12,500,000 14,337,855
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,208,269
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 122,122
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 132,062
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 141,805
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 157,369
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/28 ....
6,000,000 6,698,945
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 430,780
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... 325,000 347,496
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 317,489
New Haven Unified School District , GO , 2012 , Refunding , AGMC Insured , Zero Cpn.,
8/01/23 ......................................................... 3,200,000 3,170,873
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,607,783
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,705,591
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 2,809,317
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,601,675
Port of Oakland ,
Revenue, 2017 D, Refunding, 5%, 11/01/28 .............................. 2,250,000 2,431,177

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Port of Oakland, (continued)
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. $ 2,000,000 $ 2,219,689
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 114,176
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 500,000 524,344
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 737,784
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 850,181
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 973,197
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,719,544
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 1,866,121
Special Tax, 2017 A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,488,778
Special Tax, 2017 A, Refunding, 5%, 9/01/30 ............................. 2,225,000 2,401,047
River Islands Public Financing Authority , Lathrop Irrigation District Electric , Revenue ,
2020 , AGMC Insured , 4% , 9/01/40 ..................................... 1,665,000 1,686,005
Riverside County Transportation Commission ,
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/38 ....................... 2,805,000 3,044,986
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/39 ....................... 5,000,000 5,405,321
Riverside Unified School District ,
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/45 ........... 375,000 336,629
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/50 ........... 600,000 521,593
a
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 5,124,100
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,115,365
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,044,360
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,046,668
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,216,427
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,393,605
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,584,480
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 2,782,184
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,181,377
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 430,000 400,093
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/46 .................................................... 1,300,000 1,170,158
Sacramento County Sanitation Districts Financing Authority , Sacramento Regional
County Sanitation District , Revenue , 2014 A , Refunding , 5% , 12/01/29 .......... 2,000,000 2,061,496
Sacramento Municipal Utility District , Revenue , 2020 H , 5% , 8/15/38 .............
685,000 782,350
San Bernardino County Transportation Authority ,
Revenue, 2014 A, 5%, 3/01/30 ........................................ 2,685,000 2,741,935
Revenue, 2014 A, 5%, 3/01/31 ........................................ 5,090,000 5,197,469
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 7,500,000 8,488,861
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 6,500,000 7,131,468
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 4,000,000 4,297,785
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 5% , 8/01/34 ........................................ 850,000 1,007,359
San Francisco Bay Area Rapid Transit District ,
GO, 2013 C, 5%, 8/01/27 ............................................ 2,640,000 2,660,745
GO, 2013 C, 5%, 8/01/28 ............................................ 3,500,000 3,527,388
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,455,464
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/36 ............................... 4,000,000 4,299,560
Revenue, Second Series, 2019 E, 5%, 5/01/35 ............................ 2,000,000 2,167,719

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport,
(continued)
Revenue, Second Series, 2019 E, 5%, 5/01/37 ............................ $ 1,000,000 $ 1,068,032
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,081,943
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,073,590
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 9,303,787
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 7,055,000 7,067,262
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/30 ...................................... 1,080,000 1,115,945
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/34 ...................................... 1,110,000 1,147,312
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,252,209
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , Zero Cpn., 1/15/26 .......................................... 19,000,000 17,309,521
San Mateo County Transit District ,
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/28 ....................... 3,000,000 3,179,815
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/29 ....................... 4,300,000 4,556,231
San Mateo Foster City Public Financing Authority , City of San Mateo Sewer , Revenue ,
2019 , 5% , 8/01/34 ................................................. 1,000,000 1,155,854
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,167,741
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,063,507
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,114,804
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,743,018
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 242,270
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 102,768
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 722,172
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 578,662
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,081,511
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,294,966
Southern California Public Power Authority , Revenue , 2015 C , Refunding , 5% , 7/01/26
5,000,000 5,239,110
State of California ,
GO, Refunding, 5%, 12/01/27 ......................................... 10,000,000 11,256,902
GO, Refunding, 5%, 4/01/29 ......................................... 3,190,000 3,699,659
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,088,901
GO, Refunding, 5%, 11/01/29 ......................................... 5,000,000 5,866,733
GO, 5%, 4/01/30 .................................................. 3,725,000 4,294,568
GO, Refunding, 5%, 11/01/30 ......................................... 15,540,000 18,522,905
GO, Refunding, 5%, 10/01/32 ......................................... 5,780,000 6,714,103
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,080,621
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,081,610
State of California Department of Water Resources ,
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 36,394
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 11,573,941
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 6,385,144
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,207
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 46,792
Revenue, BA, Pre-Refunded, 5%, 12/01/35 .............................. 12,180,000 14,120,039
Revenue, BB, Refunding, 5%, 12/01/33 ................................. 3,290,000 3,932,440

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... $ 1,300,000 $ 1,283,431
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/36 ............................................ 1,600,000 1,722,255
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,069,542
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 533,149
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 559,275
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 500,000 554,487
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/33 ........................... 1,000,000 1,101,871
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,144,562
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/30 .................................................... 1,000,000 1,052,772
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/32 .................................................... 1,565,000 1,645,266
University of California ,
Revenue, 2014 AM, 5%, 5/15/27 ...................................... 3,000,000 3,086,604
Revenue, 2014 AM, 5%, 5/15/28 ...................................... 1,835,000 1,889,819
Revenue, 2016 K, 5%, 5/15/37 ........................................ 1,000,000 1,066,052
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/23 ............................... 200,000 200,931
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 204,133
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 222,983
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 290,421
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 427,236
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 432,441
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 382,266
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 358,794
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 383,768
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 729,893
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 281,628
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 757,878
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 300,539
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,157,587
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 582,494
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 587,180
West Basin Municipal Water District ,
Revenue, 2016 A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,124,508
Revenue, 2016 A, Refunding, 5%, 8/01/33 ............................... 2,630,000 2,825,826
Revenue, 2021 A, Refunding, 5%, 8/01/34 ............................... 1,635,000 1,939,814
1,361,542,360
Wisconsin 0.6%
a
Public Finance Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 ,
5.25% , 12/01/23 ................................................... 9,000,000 9,000,000

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 18 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.8%
Puerto Rico 0.8%
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
$ 2,200,000 $ 2,217,380
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,031,458
c
Revenue, WW, 5.375%, 7/01/23 ....................................... 5,000,000 3,518,750
10,767,588
Total U.S. Territories .................................................................... 10,767,588
Total Municipal Bonds (Cost $1,386,941,916) ...................................
1,381,309,948
a a a a
Short Term Investments 1.4%
Municipal Bonds 1.4%
California 1.4%
d
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 3.05% , 7/01/46 ................................ 3,700,000 3,700,000
d
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 3.3% , 10/01/41 ................................... 200,000 200,000
d,e
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 3.4% , 7/01/36 ............................ 8,700,000 8,700,000
d
University of California ,
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 3.5%, 5/15/48 ........... 7,000,000 7,000,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 3.4%, 5/15/48 ........... 200,000 200,000
19,800,000
Total Municipal Bonds (Cost $19,800,000) ......................................
19,800,000
Total Short Term Investments (Cost $19,800,000 ) ................................
19,800,000
a
Total Investments (Cost $1,406,741,916) 99.1% ..................................
$1,401,109,948
Other Assets, less Liabilities 0.9% .............................................
12,741,020
Net Assets 100.0% ...........................................................
$1,413,850,968
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $98,696,084, representing 7.0% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
e
Security purchased on a when-issued basis.

Franklin California Tax-Free Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin California Intermediate Term Tax Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standard Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
For detailed categories, see the accompanying Schedule of Investments.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.